Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2017	2016
Land		$120,519	$120,519
Buildings	10-50	523,438	516,758
Equipment	2-10	319,394	309,294
Leasehold improvements	3-10	77,915	76,637
		920,747	902,689
Less - Accumulated depreciation
and amortization		524,901	514,892
Subtotal		395,846	387,797
Construction in progress		30,777	35,665
Total premises and equipment, net		$547,142	$543,981